Consolidated Statement of Partners' Equity - 9 months ended Sep. 30, 2017 - USD ($) shares in Millions, $ in Millions	Total	Common Units [Member]	Class B Units [Member]	Subordinated Units [Member]	General Partner [Member]
Units, Outstanding, beginning of period at Dec. 31, 2016		57.1	145.3	135.4
Partners' equity, beginning of period at Dec. 31, 2016	$ 443	$ 130	$ 62	$ 240	$ 11
General partner units, Outstanding, beginning of period at Dec. 31, 2016	6.9				6.9
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	$ 116	30	0	84	$ 2
Distributions	(74)	$ (73)	$ 0	$ 0	$ (1)
Conversion of Class B units into common units, units		291.5	(145.3)	0.0	3.0
Conversion of Class B units into common units	0	$ 2,066	$ (2,066)	$ 0	$ 0
Amortization of beneficial conversion feature of Class B units	0	$ (594)	$ 2,004	$ (1,410)	0
Units, Outstanding, end of period at Sep. 30, 2017		348.6	0.0	135.4
Partners' equity, end of period at Sep. 30, 2017	$ 485	$ 1,559	$ 0	$ (1,086)	$ 12
General partner units, Outstanding, end of period at Sep. 30, 2017	9.9				9.9